Annual Operating Expenses {- Fidelity Advisor® Stock Selector Mid Cap Fund} - 11.30 Fidelity Advisor Stock Selector Mid Cap Fund - AMCIZ PRO-16 - Fidelity Advisor® Stock Selector Mid Cap Fund	Jan. 29, 2022
Fidelity Advisor Stock Selector Mid Cap Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.59%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.21%
Total annual operating expenses	1.05%
Fidelity Advisor Stock Selector Mid Cap Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.59%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.20%
Total annual operating expenses	1.29%
Fidelity Advisor Stock Selector Mid Cap Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.59%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual operating expenses	1.84%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.59%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.82%
Fidelity Advisor Stock Selector Mid Cap Fund-Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.59%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.67%